Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Federal Reserve Bank stock	$ 429	$ 400